Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ust
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2022
Prospectus Date	rr_ProspectusDate	Mar. 15, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

October 3, 2022

NIGHTSHARES 500 1X/1.5X ETF (the “Fund”)

Supplement to the Prospectus dated March 15, 2022

www.nightshares.com	1-833-NITE-ETF

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.02%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver[4]	(0.10)%
Total Annual Fund Operating Expenses (After Fee Waiver)	0.67%

1	The Management Fee is a unitary fee that includes most “Other Expenses” of the Fund. The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

4	The Fund’s adviser has contractually agreed to waive its unitary management fee and/or reimburse expenses of the Fund so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles), do not exceed 0.65% through October 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$ 68	$ 236

The Adviser has contractually agreed to waive its unitary management fee and/or reimburse expenses of the 500 1x/1.5x Fund so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles), do not exceed 0.65% through October 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated March 15, 2022, and retain it for future reference.

NightShares 500 1.5x at Night ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	NIGHTSHARES 500 1X/1.5X ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nightshares.com
NightShares 500 1.5x at Night ETF | NightShares 500 1.5x at Night ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 236

[1]	The Management Fee is a unitary fee that includes most “Other Expenses” of the Fund. The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Fund’s adviser has contractually agreed to waive its unitary management fee and/or reimburse expenses of the Fund so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles), do not exceed 0.65% through October 31, 2023